Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Other revenue	$ 55,940	$ 281,656	$ 253,541
Company revenues accounted	10.00%